RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2018
Reclamation Provision
Schedule of Changes in Reclamation Provision

	December 31, 2018	December 31, 2017

Balance at beginning of the period	$11,638	$6,963
Changes in estimates	(437)	3,900
Unwinding of discount	378	248
Effect of movements in exchange rates	(780)	527
Balance at end of the period	$10,799	$11,638
Less: current portion	(296)	-
Non-current portion	$10,503	$11,638